United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 11/30/2018

Item 1.	Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—29.1%
	U.S. Treasury Bonds—7.8%
$600,000	2.250%, 8/15/2046	$484,807
1,750,000	2.500%, 2/15/2045	1,502,427
1,000,000	2.500%, 5/15/2046	853,788
1,750,000	2.750%, 8/15/2042	1,593,737
1,525,000	2.875%, 8/15/2045	1,408,653
500,000	3.000%, 2/15/2047	472,151
2,850,000	4.375%, 5/15/2040	3,351,444
150,000	4.750%, 2/15/2037	183,616
1,250,000	6.000%, 2/15/2026	1,499,216
	TOTAL	11,349,839
	U.S. Treasury Notes—21.3%
2,000,000	1.125%, 6/30/2021	1,917,347
2,500,000	1.125%, 7/31/2021	2,392,153
500,000	1.500%, 8/15/2026	450,376
1,000,000	1.625%, 5/15/2026	911,953
1,500,000	1.875%, 1/31/2022	1,456,968
500,000	1.875%, 2/28/2022	485,235
1,000,000	1.875%, 3/31/2022	969,853
1,000,000	2.000%, 8/31/2021	978,467
3,000,000	2.000%, 2/15/2023	2,897,648
750,000	2.000%, 2/15/2025	711,035
2,000,000	2.125%, 7/31/2024	1,920,156
2,500,000	2.250%, 11/15/2024	2,410,254
1,000,000	2.250%, 8/15/2027	943,817
2,850,000	2.250%, 11/15/2027	2,684,092
2,000,000	2.375%, 1/31/2023	1,962,734
1,000,000	2.375%, 5/15/2027	955,926
1,500,000	2.500%, 3/31/2023	1,478,602
1,000,000	2.750%, 7/31/2023	995,539
1,500,000	2.875%, 10/15/2021	1,502,026
1,700,000	2.875%, 9/30/2023	1,701,328
750,000	2.875%, 8/15/2028	741,733
750,000	3.125%, 11/15/2028	757,910
	TOTAL	31,225,152
	TOTAL U.S. TREASURIES (IDENTIFIED COST $43,411,231)	42,574,991
	ASSET-BACKED SECURITIES—1.7%
	Auto Receivables—1.0%
1,570,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,569,992
	Other—0.7%
314,579	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	313,398
390,649	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	389,436
287,146	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	286,417
	TOTAL	989,251
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,561,651)	2,559,243

Principal Amount		Value
	GOVERNMENT AGENCIES—11.1%
	Federal Home Loan Bank System—3.3%
$4,850,000	2.625%, 5/28/2020	$4,838,306
	Federal Home Loan Mortgage Corporation—4.7%
7,000,000	2.375%, 1/13/2022	6,898,764
	Federal National Mortgage Association—1.6%
2,500,000	2.125%, 4/24/2026	2,337,714
	Tennessee Valley Authority Bonds—1.5%
2,200,000	2.875%, 2/1/2027	2,131,455
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,501,445)	16,206,239
	MORTGAGE-BACKED SECURITIES—52.7%
	Federal Home Loan Mortgage Corporation—21.9%
805,139	3.000%, 1/1/2043	773,626
843,038	3.000%, 11/1/2045	806,353
940,485	3.000%, 5/1/2046	898,971
823,286	3.000%, 10/1/2046	786,946
385,488	3.000%, 11/1/2046	367,991
3,301,714	3.500%, 7/1/2042	3,269,342
2,013,351	3.500%, 9/1/2043	1,991,723
2,862,057	3.500%, 7/1/2046	2,816,107
2,706,727	4.000%, 12/1/2041	2,749,760
315,552	4.000%, 1/1/2042	320,569
875,801	4.000%, 3/1/2046	883,704
1,118,422	4.000%, 10/1/2047	1,130,611
1,531,944	4.000%, 11/1/2047	1,543,373
241,551	4.000%, 4/1/2048	243,202
1,123,591	4.000%, 7/1/2048	1,131,271
88,101	4.500%, 4/1/2024	90,143
582,983	4.500%, 9/1/2039	606,074
426,743	4.500%, 8/1/2040	443,912
644,572	4.500%, 9/1/2040	670,506
1,114,754	4.500%, 12/1/2040	1,159,606
1,751,061	4.500%, 4/1/2041	1,821,514
379,325	4.500%, 2/1/2048	395,653
398,413	4.500%, 8/1/2048	414,070
2,641	5.000%, 7/1/2019	2,652
14,074	5.000%, 7/1/2020	14,191
967,973	5.000%, 1/1/2034	1,023,195
286,314	5.000%, 5/1/2034	302,739
85,154	5.000%, 1/1/2036	90,319
260,693	5.000%, 4/1/2036	276,281
187,121	5.000%, 4/1/2040	197,830
257,349	5.000%, 5/1/2040	272,077
329,468	5.000%, 7/1/2040	348,221
32,544	5.500%, 4/1/2021	33,160
194,770	5.500%, 3/1/2029	206,710
1,556,337	5.500%, 5/1/2034	1,676,709
128,383	5.500%, 11/1/2037	138,810
120,615	6.000%, 4/1/2036	132,704
4	7.000%, 9/1/2030	5
299,882	7.000%, 12/1/2031	339,396

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$136,969	7.000%, 1/1/2032	$155,451
35,476	7.000%, 1/1/2032	40,281
155,807	7.000%, 4/1/2032	176,888
71,718	7.000%, 4/1/2032	80,447
743,359	7.000%, 4/1/2032	841,707
120,580	7.000%, 4/1/2032	136,189
92,632	7.000%, 4/1/2032	100,598
108,205	8.000%, 2/1/2031	124,321
	TOTAL	32,025,908
	Federal National Mortgage Association—29.7%
3,054,972	3.000%, 2/1/2045	2,923,584
1,479,023	3.000%, 10/1/2046	1,413,102
763,955	3.000%, 11/1/2046	729,427
1,754,349	3.000%, 1/1/2047	1,675,061
516,900	3.000%, 1/1/2047	493,539
251,957	3.000%, 2/1/2047	240,806
1,603,797	3.500%, 4/1/2026	1,616,334
3,219,045	3.500%, 9/1/2042	3,187,483
3,398,804	3.500%, 8/1/2046	3,344,238
1,731,148	3.500%, 9/1/2046	1,706,060
1,470,532	3.500%, 10/1/2047	1,444,165
960,528	3.500%, 1/1/2048	943,006
1,143,163	3.500%, 1/1/2048	1,122,310
540,108	4.000%, 2/1/2041	548,146
1,422,365	4.000%, 12/1/2041	1,443,533
1,368,463	4.000%, 3/1/2042	1,390,968
1,122,959	4.000%, 4/1/2042	1,140,725
2,302,108	4.000%, 12/1/2047	2,326,298
242,728	4.000%, 2/1/2048	244,368
365,391	4.000%, 2/1/2048	369,231
1,567,134	4.000%, 2/1/2048	1,578,704
1,644,624	4.000%, 2/1/2048	1,656,766
1,477,162	4.000%, 9/1/2048	1,487,144
73,606	4.500%, 12/1/2019	73,668
171,241	4.500%, 10/1/2040	178,137
794,995	4.500%, 4/1/2041	827,509
2,272,356	4.500%, 12/1/2041	2,363,161
380,296	4.500%, 3/1/2048	396,681
384,867	4.500%, 5/1/2048	396,188
33,613	5.000%, 12/1/2023	34,618
631,190	5.000%, 7/1/2034	666,995
422,497	5.000%, 7/1/2048	442,616
1,393,376	5.000%, 7/1/2048	1,459,729
777,032	5.000%, 8/1/2048	814,035
294,584	5.500%, 9/1/2034	318,669
208,944	5.500%, 1/1/2036	226,026
180,191	5.500%, 4/1/2036	194,829
684,926	5.500%, 4/1/2036	740,131
69,047	6.000%, 10/1/2036	76,187
59,399	6.000%, 9/1/2037	65,580

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$87,294		6.000%, 11/1/2037	$96,449
299,470		6.000%, 11/1/2037	331,191
159,181		7.000%, 1/1/2031	180,356
2,031		7.000%, 3/1/2031	2,048
36,562		7.000%, 3/1/2032	41,493
207,789		7.500%, 7/1/2028	229,287
203,645		7.500%, 2/1/2030	229,718
9,289		8.000%, 2/1/2030	10,672
19,325		8.000%, 10/1/2030	21,943
		TOTAL	43,442,914
		Government National Mortgage Association—1.1%
1,488,966		4.500%, 8/20/2048	1,537,648
1,734		6.000%, 5/15/2024	1,813
9,775		7.000%, 1/15/2028	10,844
18,487		7.000%, 3/15/2028	20,510
18,854		7.000%, 10/15/2028	20,832
5,242		7.500%, 7/15/2029	5,941
2,065		7.500%, 7/15/2029	2,304
2,551		7.500%, 8/15/2029	2,873
3,465		7.500%, 9/15/2029	3,913
5,505		7.500%, 7/15/2030	6,285
19,334		7.500%, 1/15/2031	22,079
9,029		8.500%, 2/15/2030	9,916
498		11.000%, 6/15/2019	502
		TOTAL	1,645,460
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,333,124)	77,114,282
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Federal Home Loan Mortgage Corporation—0.2%
229,877	[1]	REMIC 3331 FC, 2.737% (1-month USLIBOR +0.430%), 6/15/2037	231,248
		Non-Agency Mortgage-Backed Securities—2.0%
151,575		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	102,170
418,782		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	406,071
957,236		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	927,600
1,560,991		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,513,646
		TOTAL	2,949,487
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,356,696)	3,180,735
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
		Agency Commercial Mortgage-Backed Securities—1.0%
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021 (IDENTIFIED COST $1,515,000)	1,500,337
		INVESTMENT COMPANY—1.8%
2,623,538		Federated Government Obligations Fund, Premier Shares, 2.12%[2] (AT AMORTIZED COST)	2,623,538
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $146,302,685)	145,759,365
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	548,854
		TOTAL NET ASSETS—100%	$146,308,219

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	5,796,644
Purchases/Additions	35,103,379
Sales/Reductions	(38,276,485)
Balance of Shares Held 11/30/2018	2,623,538
Value	$2,623,538
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$37,268
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$42,574,991	$—	$42,574,991
Asset-Backed Securities	—	2,559,243	—	2,559,243
Government Agencies	—	16,206,239	—	16,206,239
Mortgage-Backed Securities	—	77,114,282	—	77,114,282
Collateralized Mortgage Obligations	—	3,180,735	—	3,180,735
Commercial Mortgage-Backed Security	—	1,500,337	—	1,500,337
Investment Company	2,623,538	—	—	2,623,538
TOTAL SECURITIES	$2,623,538	$143,135,827	$—	$145,759,365
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019